Commitments Under Operating Leases (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases
The total future minimum lease payments under
non-cancellable
operating leases are as follows:

	2021 £	2020 £
Not later than 1 year	1,456,570	—
Later than 1 year and not later than 5 years	4,653,430	3,082,584
Later than 5 years	3,095,534	3,904,607

	9,205,534	6,987,191